Related party transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related party transactions

14. Related party transactions:

As at and for the year ended December 31, 2024, the Company has the following related party transactions:

	2024	2023	2022
Directors fees	$8,510	$7,505	$8,970
Salaries, wages, consultants and benefits	535,692	667,229	659,558
Selling and marketing	142,413	70,439	126,920
Stock-based compensation (Note 10)	144,552	188,961	276,207
Software technology development (Note 8)	323,138	248,780	246,016
Closing balance for the year	$1,154,305	$1,182,914	$1,317,671

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2024, 2023 and 2022

14. Related party transactions: (Continued)

The Company has liabilities of $66,181 (2023 - $79,852) as at December 31, 2024, to current directors, officers and companies owned by the current directors and officers of the Company for employment, director and consulting fees.

During the year ended December 31, 2024, the Company granted 1,056,250 options with an exercise price of CAD$0.20 ($0.14) to current directors and officers of the Company.

During the year ended December 31, 2023, the Company granted 400,000 options with an exercise price of CAD$0.30 ($0.22) per share to current directors and officers of the Company.

During the year ended December 31, 2022, the Company granted 900,000 options with an exercise price of CAD$0.50 ($0.39) per share to current directors and officers of the Company.

The related party transactions are in the normal course of operations and were measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.